Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Income (Loss) per Share
Schedule of computation of basic and diluted net (loss) income per share attributable to ordinary shareholders

	Year Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2020	2021	2022
	Class A and Class B	Class A and Class B	Class A and Class B
Net (loss) income attributable to Class A and Class B ordinary shareholders	(745,225)	1,314,131	976,571
Weighted average number of Class A and Class B ordinary shares outstanding—basic	31,020,439	33,585,818	34,166,016
Plus: effect of dilutive stock options	—	171,355	25,354
Plus: effect of dilutive non-vested restricted shares	—	24,600	6,701
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	31,020,439	33,781,773	34,198,071
Basic net (loss) income per share	(24.02)	39.12	28.58
Diluted net (loss) income per share	(24.02)	38.90	28.56

Schedule of antidilutive net (loss) income per share

	Years Ended December 31,
	2020	2021	2022
Share options	224,528	281,566	934,088
Non-vested restricted shares under share incentive plan	103,373	41,255	114,307
Total	327,901	322,821	1,048,395